Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive (Details) - shares shares in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023 [1]	Dec. 31, 2023		Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		11,757	4,107	3,933	[2]	1,903	[2]
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		7,349	1,341	1,341	[2]	169	[2]
Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		1,800	1,800
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		1,664				25,000,000
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		906	966	788	[2]	996	[2]
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		38
Contingently Issuable Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[3]
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[2]			4
Forward Contracts [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[2]			1,800
Founder Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[2]					433
Series A1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[2]					180
Series A2 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[2]					106
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[2]					19
Contingently Convertible Notes Payable Agreement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[2],[4]
SAFE Agreements [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	[2],[5]

[1]	Retroactively restated for reverse recapitalization.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.
[3]	The contingently issuable warrants were not included for purposes of calculating the number of diluted shares outstanding as of September 30, 2024, as the number of dilutive shares is based on a contingency not yet resolved as of period end and the contingently resulting number of dilutive shares is not determinable until the contingency is resolved.
[4]	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2022, as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, was not determinable until the contingency is resolved in September 2023. As of December 31, 2022, one lender remained holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of December 31, 2022, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the conversion ratio, is estimated as 25,000 as of December 31, 2022.
[5]	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2022, as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, was not determinable until the contingency is resolved in September 2023. If the contingency were to have been resolved on those SAFEs as of December 31, 2022, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio, is estimated as 0.3 million as of December 31, 2022.